7337 EAST DOUBLETREE RANCH ROAD, SUITE 100 SCOTTSDALE, AZ 85258

May 22, 2020

VIA EDGAR

U.S. Securities and Exchange Commission

100 F St. N.E.

Washington, D.C. 20549

RE:      Voya Equity Trust

(File Nos. 333-56881; 811-08817)

Ladies and Gentlemen:

On behalf of Voya Equity Trust (the "Registrant") and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated May 19, 2020, to the Class A, Class C, Class I, Class O, Class R, Class R6, Class T and Class W shares Prospectus and Class P3 shares Prospectus, each dated November 4, 2019 for Voya Corporate Leaders® 100 Fund.

The purpose of the filing is to submit the 497(e) filing dated May 19, 2020 in XBRL for the Registrant.

If you have any questions concerning the attached filing, please contact Jay Stamper at (480) 477-2660 or the undersigned at (480) 477-2649.

Regards,

/s/ Paul Caldarelli

_____________________________________________

Paul Caldarelli

Vice President and Senior Counsel Mutual Fund Legal Department Voya Investment Management